Other Income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Income

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Interest incom e
Bank deposits	$6,412.8	$10,310.7	$11,454.0
Financial assets at FVTPL	—	382.7	339.5
Financial assets at FVTOCI	—	3,078.6	3,476.2
Financial assets at amortized cost	—	922.4	919.7
Available-for-sale financial assets	2,091.4	—	—
Held-to-maturity financial assets	568.6	—	—
Structured product	391.9	—	—

	9,464.7	14,694.4	16,189.4
Dividend income	145.6	158.4	417.3

	$9,610.3	$14,852.8	$16,606.7